Investments Investments - Loan-to-Value Ratios (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Middle market loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 65.4	$ 112.1
Middle market loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	11.0	59.8
Middle market loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	9.2	11.0
Middle market loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	15.8	6.4
Middle market loans | 71 to 80 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	5.6	0.0
Middle market loans | 80 to 100 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	12.0	17.2
Middle market loans | Greater than 100%
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	11.8	17.7
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	211.5	163.6
Commercial mortgage loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	0.0	14.9
Commercial mortgage loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	131.2	39.3
Commercial mortgage loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	80.3	99.5
Commercial mortgage loans | 71 to 80 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 0.0	$ 9.9